Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 8,968,852	$ 12,272,444
Accounts receivable, net	784,340	505,074
Prepaid expenses and other current assets	446,567	434,444
Current assets of discontinued operations		231,978
Total Current Assets	10,199,759	13,443,940
Property and equipment, net	13,032,875	15,252,357
Intangible assets, net	2,882,102	3,652,490
Goodwill	1,674,281	1,674,281
Other assets	386,021	369,769
Total Assets	28,175,038	34,392,837
Current Liabilities
Accounts payable	294,519	323,625
Accrued expenses	834,607	911,210
Deferred revenues	1,129,053	1,161,520
Current maturities of capital lease obligations	470,481	791,009
Current liabilities of discontinued operations	1,088,904	1,240,000
Deferred rent	149,570	110,738
Long-term debt, net of debt discount of $1,803,742	0	31,487,253
Total Current Liabilities	3,967,134	36,025,355
Long-Term Liabilities
Long-term debt, net of debt discount of $1,246,720	32,705,952
Capital lease obligations, net of current maturities		158,703
Other	968,034	1,062,237
Total Long-Term Liabilities	33,673,986	1,220,940
Total Liabilities	37,641,120	37,246,295
Commitments (Note 15)
Stockholders' Deficit
Common stock, par value $0.001; 200,000,000 shares authorized; 363,681 and 244,369 shares issued and outstanding, respectively	364	245
Additional paid-in-capital	174,469,582	173,801,021
Accumulated deficit	(183,936,030)	(176,655,227)
Total Stockholders' Deficit	(9,466,082)	(2,853,458)
Total Liabilities and Stockholders' Deficit	28,175,038	34,392,837
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series D Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		2
Series E Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		500
Series F Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		1
Series G Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock	1
Series H Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock	$ 1